Report of Directors Financial Review Risk Report - Measurement uncertainty and sensitivity analysis of ECL estimates (Details)	12 Months Ended
	Dec. 31, 2024 economic_scenario $ / bbl	Dec. 31, 2023	Dec. 31, 2019
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Number of economic scenarios	4
Number of economic scenarios drawn from consensus forecasts	3
West Texas Intermediate oil
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Average oil price | $ / bbl	69
Consensus central scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	75.00%
GDP growth rate, 5-year average	2.60%		2.90%
Forecast period	5 years	5 years
Consensus central scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	75.00%
GDP growth rate, 5-year average	1.50%	1.30%
Consensus central scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	75.00%	75.00%
GDP growth rate, 5-year average	1.20%	1.40%
Consensus central scenario | Due within 1 year
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	2.50%
Consensus central scenario | Due within 1 year | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	1.20%	0.30%
Consensus central scenario | Due within 1 year | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	0.90%	0.80%
Consensus upside scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus upside scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus upside scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus upside scenario | Due within 1 year | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	11.30%	10.80%
Consensus upside scenario | Due within 1 year | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	8.90%	10.40%
Consensus downside scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus downside scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus downside scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	10.00%	10.00%
Consensus downside scenario | Due within 1 year | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	(1.00%)	(1.00%)
Consensus downside scenario | Due within 1 year | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	(0.60%)	(0.30%)
Downside 2 scenario
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	5.00%
Downside 2 scenario | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	5.00%
Downside 2 scenario | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
Probability	5.00%	5.00%
Downside 2 scenario | Due within 1 year | UK
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	(9.10%)	(8.80%)
Downside 2 scenario | Due within 1 year | France
Oil and Gas, Average Sale Price and Production Cost Per Unit [Line Items]
GDP (annual average growth rate, %)	(7.90%)	(6.60%)